Segment Information (Details)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Segment Information [Line Items]
Reportable segment	1
COLOMBIER ACQUISITION CORP. II [Member]
Segment Information [Line Items]
Reportable segment		1